UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2014

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 11.8%
Major Banks - 3.8%
Bank of Montreal/Chicago Branch, 0.14%, due 6/16/14	$20,430,000	$20,430,000
Toronto Dominion Holdings (USA), Inc., 0.095%, due 6/06/14	106,879,000	106,879,000
Toronto Dominion Holdings (USA), Inc., 0.115%, due 6/09/14	82,684,000	82,684,000

		$209,993,000
Other Banks & Diversified Financials - 8.0%
Branch Banking & Trust Co., 0.11%, due 6/20/14	$221,278,000	$221,278,000
Mizuho Corporate Bank (USA)/New York Branch, 0.19%, due 7/24/14	126,960,000	126,960,000
Mizuho Corporate Bank (USA)/New York Branch, 0.2%, due 8/18/14	103,530,000	103,530,000

		$451,768,000
Total Certificates of Deposit, at Cost and Value		$661,761,000

Commercial Paper (y) - 55.9%
Automotive - 6.4%
American Honda Finance Corp., 0.06%, due 6/09/14	$2,799,000	$2,798,963
American Honda Finance Corp., 0.07%, due 6/09/14	8,695,000	8,694,865
American Honda Finance Corp., 0.07%, due 6/11/14	78,081,000	78,079,482
American Honda Finance Corp., 0.06%, due 6/24/14	47,189,000	47,187,191
American Honda Finance Corp., 0.1%, due 7/08/14	46,452,000	46,447,226
Toyota Motor Credit Corp., 0.05%, due 6/04/14	142,538,000	142,537,406
Toyota Motor Credit Corp., 0.1%, due 6/10/14	22,521,000	22,520,437
Toyota Motor Credit Corp., 0.2%, due 7/30/14	12,921,000	12,916,765

		$361,182,335
Computer Software - 0.7%
Microsoft Corp., 0%, due 7/30/14 (t)	$40,000,000	$39,994,756

Computer Software - Systems - 3.1%
International Business Machines Corp., 0.07%, due 6/24/14 (t)	$46,281,000	$46,278,930
International Business Machines Corp., 0.06%, due 6/27/14 (t)	75,000,000	74,996,750
International Business Machines Corp., 0.09%, due 7/28/14 (t)	53,300,000	53,292,405

		$174,568,085
Conglomerates - 6.3%
Siemens Captal Corp., 0.09%, due 6/18/14 (t)	$81,990,000	$81,986,515
Siemens Captal Corp., 0.08%, due 6/23/14 (t)	55,000,000	54,997,311
Siemens Captal Corp., 0.08%, due 7/28/14 (t)	95,129,000	95,116,950
United Technologies Corp., 0.07%, due 6/23/14 (t)	23,398,000	23,396,999
United Technologies Corp., 0.07%, due 6/27/14 (t)	49,122,000	49,119,517
United Technologies Corp., 0.07%, due 6/30/14 (t)	50,000,000	49,997,181

		$354,614,473
Consumer Products - 3.3%
Colgate-Palmolive Co., 0.05%, due 6/05/14 (t)	$24,158,000	$24,157,866
Kimberly Clark Worldwide, Inc., 0.07%, due 6/02/14 (t)	18,648,000	18,647,964
Procter & Gamble Co., 0.06%, due 6/18/14 (t)	125,000,000	124,996,458
Procter & Gamble Co., 0.07%, due 6/27/14 (t)	8,861,000	8,860,552
Procter & Gamble Co., 0.08%, due 8/08/14 (t)	999,000	998,849
Reckitt Benckiser Treasury Services PLC, 0.11%, due 7/03/14 (t)	8,734,000	8,733,146

		$186,394,835

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Electrical Equipment - 3.0%
General Electric Co., 0.02%, due 6/03/14	$8,765,000	$8,764,990
General Electric Co., 0.05%, due 6/09/14	100,000,000	99,998,889
General Electric Co., 0.06%, due 6/24/14	60,000,000	59,997,700

		$168,761,579
Electronics - 1.7%
Emerson Electric Co., 0.09%, due 7/22/14 (t)	$21,100,000	$21,097,310
Emerson Electric Co., 0.09%, due 7/28/14 (t)	75,000,000	74,989,312

		$96,086,622
Food & Beverages - 9.0%
Anheuser-Busch InBev Worldwide, Inc., 0.11%, due 7/22/14 (t)	$23,000,000	$22,996,416
Anheuser-Busch InBev Worldwide, Inc., 0.11%, due 8/04/14 (t)	58,669,000	58,657,527
Coca-Cola Co., 0.14%, due 6/03/14 (t)	24,300,000	24,299,811
Coca-Cola Co., 0.14%, due 6/04/14 (t)	1,122,000	1,121,987
Coca-Cola Co., 0.11%, due 6/17/14 (t)	72,460,000	72,456,457
Coca-Cola Co., 0.19%, due 6/23/14 (t)	32,370,000	32,366,241
Coca-Cola Co., 0.16%, due 7/14/14 (t)	24,138,000	24,133,387
Coca-Cola Co., 0.1%, due 7/24/14 (t)	42,475,000	42,468,747
Coca-Cola Co., 0.18%, due 12/08/14 (t)	25,000,000	24,976,250
Pepsico, Inc, 0.05%, due 6/16/14 (t)	50,000,000	49,998,958
Pepsico, Inc, 0.05%, due 6/26/14 (t)	120,595,000	120,590,813
Pepsico, Inc., 0.05%, due 6/25/14 (t)	29,000,000	28,999,033

		$503,065,627
Major Banks - 11.4%
ANZ National (International) Ltd., 0.15%, due 7/16/14 (t)	$118,500,000	$118,477,781
ANZ National (International) Ltd., 0.18%, due 8/15/14 (t)	36,100,000	36,086,462
Bank of Nova Scotia, 0.195%, due 6/25/14	10,080,000	10,078,690
Bank of Nova Scotia, 0.155%, due 8/25/14	100,000,000	99,963,403
Bank of Nova Scotia, 0.155%, due 8/26/14	122,106,000	122,060,787
Toronto Dominion Holdings (USA), Inc., 0.1%, due 6/27/14 (t)	3,240,000	3,239,766
Toronto Dominion Holdings (USA), Inc., 0.1%, due 6/30/14 (t)	43,208,000	43,204,519
Wells Fargo & Co., 0.14%, due 6/03/14	50,000,000	49,999,611
Wells Fargo & Co., 0.2%, due 6/03/14	22,000,000	21,999,756
Wells Fargo & Co., 0.14%, due 6/04/14	44,347,000	44,346,483
Wells Fargo & Co., 0.14%, due 6/05/14	50,000,000	49,999,222
Wells Fargo & Co., 0.14%, due 8/12/14	10,000,000	9,997,200
Wells Fargo & Co., 0.21%, due 8/13/14	30,176,000	30,163,150

		$639,616,830
Pharmaceuticals - 7.2%
Johnson & Johnson, 0.03%, due 6/02/14 (t)	$124,826,000	$124,825,896
Merck & Co., Inc., 0.05%, due 6/02/14 (t)	20,000,000	19,999,972
Merck & Co., Inc., 0.06%, due 6/17/14 (t)	66,000,000	65,998,240
Sanofi, 0.11%, due 6/13/14 (t)	196,108,000	196,100,809

		$406,924,917
Retailers - 3.8%
Wal-Mart Stores Inc., 0.04%, due 6/09/14 (t)	$72,212,000	$72,211,358
Wal-Mart Stores Inc., 0.05%, due 6/16/14 (t)	59,328,000	59,326,764
Wal-Mart Stores, Inc., 0.04%, due 6/16/14 (t)	44,300,000	44,299,262
Wal-Mart Stores, Inc., 0.05%, due 6/23/14 (t)	38,794,000	38,792,815

		$214,630,199
Total Commercial Paper, at Amortized Cost and Value		$3,145,840,258

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 32.3%
Fannie Mae, 0.05%, due 6/04/14	$25,000,000	$24,999,896
Federal Home Loan Bank, 0.03%, due 6/04/14	32,400,000	32,399,919
Federal Home Loan Bank, 0.03%, due 6/05/14	25,000,000	24,999,917
Federal Home Loan Bank, 0.04%, due 6/11/14	2,400,000	2,399,973
Federal Home Loan Bank, 0.04%, due 6/13/14	50,687,000	50,686,324
Federal Home Loan Bank, 0.075%, due 6/13/14	94,567,000	94,564,636
Federal Home Loan Bank, 0.04%, due 6/18/14	700,000	699,987
Federal Home Loan Bank, 0.12%, due 6/18/14	325,000	324,982
Federal Home Loan Bank, 0.045%, due 6/20/14	121,945,000	121,942,104
Federal Home Loan Bank, 0.05%, due 6/25/14	29,970,000	29,969,001
Federal Home Loan Bank, 0.06%, due 6/25/14	13,200,000	13,199,472
Federal Home Loan Bank, 0.45%, due 6/25/14	28,285,000	28,284,151
Federal Home Loan Bank, 0.045%, due 7/02/14	102,205,000	102,201,040
Federal Home Loan Bank, 0.048%, due 7/09/14	150,982,000	150,974,350
U.S. Treasury Bill, 0.02%, due 6/05/14	91,110,000	91,109,797
U.S. Treasury Bill, 0.04%, due 6/12/14	50,000,000	49,999,389
U.S. Treasury Bill, 0.04%, due 6/19/14	50,000,000	49,999,000
U.S. Treasury Bill, 0.065%, due 7/03/14	199,996,000	199,984,445
U.S. Treasury Bill, 0.01%, due 7/17/14	50,000,000	49,999,361
U.S. Treasury Bill, 0.055%, due 7/17/14	100,000,000	99,992,972
U.S. Treasury Bill, 0.06%, due 7/31/14	42,679,000	42,674,732
U.S. Treasury Bill, 0.025%, due 8/07/14	100,000,000	99,995,812
U.S. Treasury Bill, 0.025%, due 8/07/14	100,000,000	99,995,347
U.S. Treasury Bill, 0.023%, due 8/14/14	100,000,000	99,995,375
U.S. Treasury Bill, 0.02%, due 8/21/14	100,000,000	99,995,500
U.S. Treasury Bill, 0.07%, due 8/28/14	5,629,000	5,628,037
U.S. Treasury Bill, 0.043%, due 10/30/14	100,000,000	99,982,174
U.S. Treasury Bill, 0.11%, due 1/08/15	50,000,000	49,966,236
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$1,816,963,929

Repurchase Agreements - 0.0%
Merrill Lynch Pierce Fenner & Smith, Inc. Repurchase Agreement, 0.06%, dated 5/30/14, due 6/02/14, total to be received $307,002 (secured by Federal Agency obligations valued at $313,994 in an individually traded account), at Cost and Value	$307,000	$307,000
Total Investments, at Amortized Cost and Value		$5,624,872,187

Other Assets, Less Liabilities - (0.0)%		(366,190)
Net Assets - 100.0%		$5,624,505,997

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $5,624,872,187.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

5/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$5,624,872,187	$—	$5,624,872,187

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.